Shareholder’s Equity (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 13, 2021	Jul. 31, 2023	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Sep. 30, 2021	Sep. 06, 2021	Jul. 31, 2021	Jun. 30, 2021	May 27, 2021	May 18, 2021	Jul. 08, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total value subscription				$ 399,000	$ 1,090,000
Registered capital													$ 20,000,000
Cash					$ 50,500	$ 2,163,316.71
Common stock, shares authorized	100,000,000			100,000,000	100,000,000	100,000,000						100,000,000
Preferred stock shares, authorized	40,000,000			40,000,000	40,000,000	40,000,000						40,000,000
Preferred stock par value												$ 0.001
Common stock, shares, issued	41,109,458	444,558		41,109,458	40,976,458	40,976,458	381,000		381,000	55,000	40,000,000
Common Stock, Shares, Outstanding	41,109,458			41,109,458	40,976,458	40,976,458					40,000,000
Common stock par value							$ 2.5		$ 2.5	$ 2.5
Subscriptions receivable					$ 1,090,000
Loan conversion, amount		$ 1,111,395
2021 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares authorized								5,000,000
Share-based compensation, grant					95,900
Share-based compensation, vested					$ 239,750
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares, issued			133,000	133,000	436,000
Share price			$ 3.00
Total value subscription	$ 399,000			$ 133	$ 436